Organization and Reorganization - Balance sheet of the Group's VIEs (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 32,200	$ 4,805	¥ 63,461	$ 9,474	¥ 126,150	¥ 109,916
Other current assets	8,987		6,646
Total current assets	137,473	20,524	205,709
Non-current assets:
Property, equipment and software, net	2,092	312	3,467
Long-term investments	5,142	768	5,357
Other non-current assets	429	64	313
Total non-current assets	134,802	20,125	147,366
TOTAL ASSETS	272,275	40,649	353,075
Current liabilities:
Short term borrowings	3,140	469	7,000
Accounts payable	13,182	1,968	29,577
Advance from customers	4,772	712	15,401
Salary and welfare benefits payable	36,330	5,424	39,870
Other taxes payable	21,702	3,240	21,822
Short-term operating lease liabilities	4,309	643	2,589
Current portion of deferred revenue	3,497	522	4,139
Other current liabilities	25,665	3,832	27,313
Total current liabilities	114,214	17,051	151,784
Non-current liabilities:
Non-current portion of deferred revenue	59	9	98
Total non-current liabilities	14,681	2,192	7,981
TOTAL LIABILITIES	128,895	$ 19,243	159,765
Consolidated VIEs without recourse to primary beneficiary
Current assets:
Cash and cash equivalents	7,438		4,974
Amount due from the subsidiaries of the Group	98,138		91,767
Other current assets	44,705		29,100
Total current assets	150,281		125,841
Non-current assets:
Property, equipment and software, net	253		379
Long-term investments	5,142		5,357
Other non-current assets	519		1,025
Total non-current assets	5,914		6,761
TOTAL ASSETS	156,195		132,602
Current liabilities:
Short term borrowings	1,140		4,000
Accounts payable	4,753		395
Advance from customers	4,170		4,321
Salary and welfare benefits payable	22,721		24,047
Other taxes payable	13,496		12,323
Short-term operating lease liabilities	519		1,025
Current portion of deferred revenue	3,497		4,139
Other current liabilities	5,052		3,816
Account due to subsidiaries of the Group	264,510		253,003
Total current liabilities	319,858		307,069
Non-current liabilities:
Long term borrowings	1,800
Non-current portion of deferred revenue	59		98
Total non-current liabilities	1,859		98
TOTAL LIABILITIES	¥ 321,717		¥ 307,167